Capital Stock - Schedule of Common Stock for Outstanding Warrants (Details) - $ / shares		9 Months Ended
		Sep. 28, 2025	Sep. 29, 2024
Public Warrants [Member]
Liability classified warrants
Potential shares of common stock		6,266,667	6,266,667
Exercise price per share (in Dollars per share)		$ 11.5
Expiration date	[1]	July 18, 2028 (1)
Private Placement Warrants [Member]
Liability classified warrants
Potential shares of common stock		8,625,000	8,625,000
Exercise price per share (in Dollars per share)		$ 11.5
Expiration date	[1]	July 18, 2028 (1)
Working Capital Warrants [Member]
Liability classified warrants
Potential shares of common stock		716,668	716,668
Exercise price per share (in Dollars per share)		$ 11.5
Expiration date	[1]	July 18, 2028 (1)
Liability Classified Warrants [Member]
Liability classified warrants
Potential shares of common stock		15,608,335	15,608,335
Series B Warrants [Member]
Liability classified warrants
Potential shares of common stock		5,054	5,054
Exercise price per share (in Dollars per share)		$ 4.3
Expiration date		February 2026
Series C Warrants [Member]
Liability classified warrants
Potential shares of common stock		482,969	482,969
Exercise price per share (in Dollars per share)		$ 1
Expiration date		July 2026
Series C-1 Warrants [Member]
Liability classified warrants
Potential shares of common stock		173,067	173,067
Exercise price per share (in Dollars per share)		$ 0.01
Expiration date		January 2030
SVB Common Stock Warrants [Member]
Liability classified warrants
Potential shares of common stock		2,473	2,473
Exercise price per share (in Dollars per share)		$ 0.38
Expiration date		2033
SVB Common Stock Warrants [Member]
Liability classified warrants
Potential shares of common stock		2,525	2,525
Exercise price per share (in Dollars per share)		$ 0.62
Expiration date		2033
Promissory Note Common Stock Warrants [Member]
Liability classified warrants
Potential shares of common stock		24,148	24,148
Exercise price per share (in Dollars per share)		$ 0.01
Expiration date		October 2031
July 2023 Common Stock Warrants [Member]
Liability classified warrants
Potential shares of common stock		38,981	38,981
Exercise price per share (in Dollars per share)		$ 0.01
Expiration date		July 2028
Common Stock Warrants Issued in 2023 [Member]
Liability classified warrants
Potential shares of common stock		6,266,572	6,266,572
Exercise price per share (in Dollars per share)		$ 11.5
Expiration date		July 18, 2033
Ayna Warrant [Member]
Liability classified warrants
Potential shares of common stock			6,000,000
Exercise price per share (in Dollars per share)		$ 0.01
Expiration date		June 2029
Cantor Warrant [Member]
Liability classified warrants
Potential shares of common stock		3,066,141	3,066,141
Exercise price per share (in Dollars per share)		$ 1.68
Expiration date		June 2029
Equity classified warrants [Member]
Liability classified warrants
Potential shares of common stock		10,061,930	16,061,930
Total potential shares of common stock [Member]
Liability classified warrants
Potential shares of common stock		25,670,265	31,670,265

[1]	The warrants expire five years after the Closing date of the Mergers, which date was July 18, 2023, or earlier upon redemption or liquidation.